Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2010
Earnings Per Share (Tables) [Abstract]
Basic and diluted earnings per share

Year ended December 31,
(in millions, except per share amounts)	2010	2009		2008

Basic earnings per share
Income before extraordinary gain	$17,370	$11,652		$3,699
Extraordinary gain	—	76		1,906

Net income	17,370	11,728		5,605
Less: Preferred stock dividends	642	1,327		674
Less: Accelerated amortization from redemption of preferred stock issued to the U.S. Treasury	—	1,112	(c)	—

Net income applicable to common equity	16,728	9,289	(c)	4,931
Less: Dividends and undistributed earnings allocated to participating securities	964	515		189

Net income applicable to common stockholders	$15,764	$8,774		$4,742
Total weighted-average basic shares outstanding	3,956.3	3,862.8		3,501.1

Per share
Income before extraordinary gain	$3.98	$2.25	(c)	$0.81
Extraordinary gain	—	0.02		0.54

Net income	$3.98	$2.27	(c)	$1.35

Year ended December 31,
(in millions, except per share
amounts)	2010	2009		2008

Diluted earnings per share
Net income applicable to common stockholders	$15,764	$8,774		$4,742
Total weighted-average basic shares outstanding	3,956.3	3,862.8		3,501.1
Add: Employee stock options, SARs and warrants(a)	20.6	16.9		20.7

Total weighted-average diluted shares outstanding(b)	3,976.9	3,879.7		3,521.8

Per share
Income before extraordinary gain	$3.96	$2.24	(c)	$0.81
Extraordinary gain	—	0.02		0.54

Net income per share	$3.96	$2.26	(c)	$1.35

(a)	Excluded from the computation of diluted EPS (due to their antidilutive effect) were options issued under employee benefit plans and the warrants originally issued in 2008 under the U.S. Treasury’s Capital Purchase Program to purchase shares of the Firm’s common stock aggregating 233 million, 266 million and 209 million for the full years ended December 31, 2010, 2009 and 2008, respectively.

(b)	Participating securities were included in the calculation of diluted EPS using the two-class method, as this computation was more dilutive than the calculation using the treasury stock method.

(c)	The calculation of basic and diluted EPS and net income applicable to common equity for full year 2009 includes a one-time, noncash reduction of $1.1 billion, or $0.27 per share, resulting from repayment of the U.S. Troubled Asset Relief Program (“TARP”) preferred capital.